OTHER PAYABLES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES
21.	OTHER PAYABLES

	2015	2014
Unearned revenues (i)	2,039,183	2,475,391
Advances from customers	767,905	635,681
Provisions for indemnities payable (Note 26)	668,534
Payable for the acquisition of equity interest	382,230	408,978
Consignation to third parties	43,160	43,062
Provision for asset decommissioning	15,437	14,835
Other	356,088	46,328

Total	4,272,537	3,624,275

Current	1,219,624	1,021,719
Non-current	3,052,913	2,602,556

(i)	Primarily refers (1) amounts received in advance for the assignment of the right to the commercial operation and use of infrastructure assets that are recognized in revenues over the effective period of the underlying agreements and (2) prepaid mobile telephony services that are recognized in revenue when the customers use the services.